Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Stock Incentive Plans	The following table summarizes
the
methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled

Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to five years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three-year performance period	Closing common share price	Fair value on business day prior to grant date

Fair Value Measurement of Stock Options
The weighted-average fair value of options granted for the years ended December 31, 2023 and 2022 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	Year ended December 31,

	2023	2022
Weighted-average fair value ($)	25.93	15.69
Weighted-average of key assumptions:
Share price ($)	121.16	102.00
Exercise price ($)	121.16	102.00
Risk-free interest rate	4.2%	1.6%
Dividend yield	2.1%	2.4%
Volatility factor	22%	21%
Expected life (in years)	5	5

Number of Awards Outstanding
The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock Options	TRSUs	PRSUs	Total	Weighted- Average Exercise Price($) (1)
Awards outstanding (in thousands):
Outstanding as of December 31, 2021	2,598	1,614	949	5,161	65.11
Granted	384	668	321	1,373	102.00
Exercised	(893)	(736)	(395)	(2,024)	49.10
Forfeited	(181)	(156)	(77)	(414)	85.75
Outstanding as of December 31, 2022	1,908	1,390	798	4,096	78.06
Exercisable as of December 31, 2022	695	-	-	695	69.05
Granted	245	446	244	935	121.16
Exercised	(734)	(693)	(283)	(1,710)	68.66
Forfeited	(85)	(125)	(116)	(326)	99.68
Outstanding as of December 31, 2023	1,334	1,018	643	2,995	89.76
Exercisable as of December 31, 2023	546	-	-	546	77.32
(1) Represents the weighted-average exercise price for stock options. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

Summary of Share Based Compensation Expense	Share-based compensation expense for years ended December 31, 2023 and 2022 was as follows:

	Stock Options	TRSUs	PRSUs	ESPP	Total
December 31, 2023	5	47	25	6	83
December 31, 2022	5	54	23	3	85

Summary of Additional Information Relating to Stock Option and SAR's
The following table summarizes additional information relating to stock options outstanding as of December 31, 2023:

Range of exercise prices (1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted-Average Exercise Price for Awards Exercisable
35.01 - 40.00	36	4	$39.49	36	$39.49
50.01 - 55.00	50	5	$54.36	50	$54.36
75.01 - 80.00	477	5	$75.96	282	$75.96
85.01 - 90.00	279	7	$88.87	118	$88.87
100.01 - 105.00	264	8	$102.00	60	$102.00
120.01 - 125.00	228	9	$121.17	-	$121.17
Total	1,334			546
(1) TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.